FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 64,921	$ 54,271
Foreign currency derivative contracts	401
Foreign currency derivative contracts		(899)
Total financial assets	$ 65,322	$ 53,372
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 64,921	$ 54,271
Foreign currency derivative contracts	401
Foreign currency derivative contracts		(899)
Total financial assets	$ 65,322	$ 53,372
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Foreign currency derivative contracts
Total financial assets